Industry Segment Data (Parenthetical) (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009
Segment Reporting Information [Line Items]
Restructuring charges	$ 97,018,000	$ 96,997,000	$ 24,464,000	$ 979,000
Coated Papers | Operating Income Loss
Segment Reporting Information [Line Items]
Restructuring charges	97,000,000
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Govermental grants associated with a renewable energy project	$ 14,700,000